UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08928

                            HSBC INVESTOR PORTFOLIOS

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219


Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end:   October 31, 2007

Date of reporting period:  January 31, 2007

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 51.0%
FEDERAL HOME LOAN MORTGAGE CORP.  - 10.6%
Pool #1B2655, 4.15%, 12/1/34, (a)                                1,424,758                         1,418,054
Pool #1J1313, 6.57%, 6/1/36, (a)                                 1,910,572                         1,929,977
Pool #C00368, 8.50%, 10/1/24                                        32,877                            35,204
Pool #C00922, 8.00%, 2/1/30                                        208,806                           219,548
Pool #C54447, 7.00%, 7/1/31                                         39,259                            40,492
Pool #C60712, 6.50%, 11/1/31                                       623,027                           637,548
Pool #C80387, 6.50%, 4/1/26                                         32,601                            33,423
Pool #D62926, 6.50%, 8/1/25                                         20,239                            20,711
Pool #G01317, 7.00%, 10/1/31                                       165,879                           171,088
TBA February, 5.50%, 2/15/37                                     1,500,000                         1,476,093
TBA March, 6.00%, 3/15/36                                        1,900,000                         1,906,532
TBA March, 5.50%, 3/15/37                                        4,450,000                         4,377,687
                                                                                                   ---------
                                                                                                  12,266,357
                                                                                                  ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.9%
Pool #253438, 8.50%, 9/1/30                                         50,636                            54,389
Pool #329530, 7.00%, 12/1/25                                        82,906                            85,547
Pool #329655, 7.00%, 11/1/25                                        40,285                            41,568
Pool #356905, 7.41%, 10/1/36, (a)                                  201,378                           204,070
Pool #398958, 6.50%, 10/1/12                                        66,029                            67,519
Pool #535332, 8.50%, 4/1/30                                         46,959                            50,417
Pool #535440, 8.50%, 8/1/30                                         54,082                            58,091
Pool #548965, 8.50%, 7/1/30                                         55,272                            59,369
Pool #568486, 7.00%, 1/1/31                                         39,701                            40,962
Pool #573752, 8.50%, 2/1/31                                         45,522                            48,896
Pool #575328, 6.50%, 4/1/31                                         50,329                            51,500
Pool #872138, 6.00%, 9/1/36                                      1,284,966                         1,289,183
TBA February, 5.00%, 2/15/37                                     1,050,000                         1,007,344
TBA March, 5.00%, 3/15/21                                        1,210,000                         1,183,153
TBA March, 5.50%, 3/1/35                                         5,610,000                         5,515,331
TBA March, 6.00%, 3/1/36                                         2,900,000                         2,909,063
TBA March, 6.50%, 3/1/36                                         1,910,000                         1,941,038
TBA March, 5.00%, 3/15/36                                        6,320,000                         6,063,250
                                                                                                   ---------
                                                                                                  20,670,690
                                                                                                  ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.2%
Pool #346406, 7.50%, 2/15/23                                        52,760                            55,030
Pool #412530, 7.50%, 12/15/25                                       84,495                            88,259
Pool #781300, 7.00%, 6/15/31                                       155,707                           161,070
TBA March, 6.00%, 3/1/34                                         1,080,000                         1,089,786
                                                                                                   ---------
                                                                                                   1,394,145
                                                                                                   ---------
U.S. TREASURY BONDS - 5.8%
4.50%, 2/15/36                                                   7,210,000                         6,739,100
                                                                                                   ---------

U.S. TREASURY INFLATION PROTECTED BONDS - 0.5%
2.50%, 7/15/16                                                     550,000                           553,891
                                                                                                     -------

U.S. TREASURY NOTES - 15.0%
4.875%, 5/31/08                                                  1,650,000                         1,647,035
5.125%, 6/30/08                                                    350,000                           350,547
4.875%, 10/31/08                                                   800,000                           798,718
4.50%, 2/15/09                                                   1,550,000                         1,537,225
4.625%, 12/31/11                                                 1,165,000                         1,154,715
4.75%, 1/31/12                                                     445,000                           443,679


4.25%, 8/15/14                                                   3,800,000                         3,663,139
4.625%, 11/15/16                                                 7,970,000                         7,846,712
                                                                                                   ---------
                                                                                                  17,441,770
                                                                                                  ----------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(COST $59,514,742)                                                                                59,065,953
                                                                                                  ----------



CORPORATE OBLIGATIONS - 20.4%
BANKS - 0.3%
JP Morgan Chase Bank NA, 2.53%, 1/3/12 (b) **                      845,000                           366,850
                                                                                                     -------

BUILDING PRODUCTS - 1.8%
Black & Decker, 5.75%, 11/15/16                                    850,000                           839,923
Masco Corp., 6.125%, 10/3/16                                     1,200,000                         1,209,010
                                                                                                   ---------
                                                                                                   2,048,933
                                                                                                   ---------
COLLEGES & UNIVERSITIES - 1.9%
Tulane University of Louisiana, 6.17%,                           2,200,000                         2,200,000
11/15/12, (a) (c)                                                                                  ---------


ELECTRIC - 0.9%
Progress Energy, Inc., 5.77%, 11/14/08,                          1,000,000                         1,002,038
Callable 11/14/06 @ 100 (a)                                                                        ---------


FINANCE - 7.3%
Ford Motor Credit Corp., 5.80%, 1/12/09                          1,250,000                         1,226,764

General Motors Acceptance Corp.,                                 2,250,000                         2,219,235
4.375%, 12/10/07

International Lease Finance Corp.,                               1,000,000                         1,007,272
5.69%, 7/1/11, (a)

JP Morgan Chase & Co., 5.49%, 5/16/11 (a)                        2,000,000                         2,001,609

Preferred Term Securities Ltd., 8.79%,                             895,548                         1,014,209
9/15/30, Callable 9/15/10 @ 104.395 (c)

Preferred Term Securities XXII Ltd.,                             1,100,000                         1,101,375
5.70%, 9/22/36, Callable 6/22/11 @ 100 (a) (c)                                                     ---------
                                                                                                   8,570,464
                                                                                                   ---------
HOTELS & LODGING - 0.5%
Wyndham Worldwide, 6.00%, 12/1/16 (c)                              600,000                           591,648
                                                                                                     -------

OFFICE EQUIPMENT & SERVICES - 1.3%
Xerox Corp., 6.11%, 12/18/09, (a)                                  550,000                           555,500
Xerox Corp., 6.875%, 8/15/11                                       950,000                           985,625
                                                                                                     -------
                                                                                                   1,541,125
                                                                                                   ---------
RESTAURANTS, LODGING & HOSPITALITY - 0.4%
Aramark Corp., 8.50%, 2/1/15, Callable                             450,000                           460,688
2/1/11 @ 104.25 (c)                                                                                  -------

RETAIL - 1.9%
Federated Retail Holdings, Inc., 5.90%, 12/1/16                    900,000                           896,594
Home Depot, Inc., 5.49%, 12/16/09 (a)                            1,250,000                         1,251,420
                                                                                                   ---------
                                                                                                   2,148,014
                                                                                                   ---------
TELECOMMUNICATIONS - 2.8%
AOL Time Warner, Inc., 7.70%, 5/1/32                               500,000                           565,394

AT&T, Inc., 5.10%, 9/15/14                                       1,150,000                         1,112,342

Time Warner Entertainment Co.,                                   1,300,000                         1,527,368
8.375%, 3/15/23                                                                                    ---------
                                                                                                   3,205,104
                                                                                                   ---------


TRANSPORTATION - 1.3%
Burlington Northern Santa Fe Railway                               298,615                           332,305
Co., 7.57%, 1/2/21

Union Pacific Corp., 6.85%, 1/2/19                               1,161,581                         1,231,450
                                                                                                   ---------
                                                                                                   1,563,755
                                                                                                   ---------
TOTAL CORPORATE OBLIGATIONS (COST $23,636,818)                                                    23,698,619
                                                                                                  ----------

ASSET BACKED SECURITIES - 18.3%
Americredit Auto Receivables Trust                                 438,897                           436,043
Series 2004-DF, Class A3, 2.98%, 7/6/09

Americredit Auto Receivables Trust                               1,888,558                         1,880,211
Series 2005-CF, Class A3, 4.47%, 5/6/10

Asset Backed Funding Certificates Series                           738,743                           723,847
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                             1,080,301                         1,078,761
Series 2006-1, Class A2A, 5.03%, 9/15/08

Capital One Auto Finance Trust Series                              600,000                           600,246
2006-B, Class A2, 5.53%, 5/15/09

Citigroup Mortgage Loan Trust, Inc.,                               532,813                           528,814
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Asset-Backed Certificates                            1,060,000                         1,051,686
Series 2006-S4, Class A3, 5.80%, 7/25/34

GE Business Loan Trust Series                                    1,510,482                         1,509,706
2006-2A, Class A, 5.50%, 11/15/34 (a) (c)

GE Equipment Small Ticket LLC Series                             2,000,000                         1,990,147
2005-2A, Class A3, 4.88%, 10/22/09 (c)

GMAC Mortgage Corp. Loan Trust                                     900,000                           900,350
Series 2006-HE3, Class A3, 5.805%, 10/25/36

GSAA Home Equity Trust Series                                      870,000                           872,861
2006-15, Class AF3A, 5.88%, 9/25/36

MBNA Credit Card Master Note Trust                               2,000,000                         2,001,250
Series 2006-A4, Class A4, 5.31%, 9/15/11 (a)

Nomura Asset Acceptance Corp. Series                               750,000                           745,763
2006-AP1, Class A2, 5.515%, 2/25/36

SLM Student Loan Trust Series                                    1,548,641                         1,551,937
2003-12, Class A3, 5.48%, 12/15/15 (a)

SLM Student Loan Trust Series 2005-A,                            2,154,362                         2,154,103
Class A1, 5.40%, 6/15/18, (a)

Target Credit Card Master Trust Series                           3,200,000                         3,201,790
2002-1, Class A, 5.49%, 6/27/11, (a)                                                               ---------

TOTAL ASSET BACKED SECURITIES (COST $21,235,604)                                                  21,227,515
                                                                                                  ----------


COLLATERALIZED MORTGAGE OBLIGATIONS - 13.0%
Banc of America Mortgage Securities                              1,100,000                         1,083,177
Series 2005-D, Class 2A4, 4.78%, 5/25/35 (a)

Countrywide Home Loans Series                                    1,076,227                         1,085,260
2003-8, Class A2, 5.82%, 5/25/18, (a)

Countrywide Home Loans Series                                    1,432,207                         1,426,970
2005-HYB8, Class 2A1, 5.31%, 12/20/35 (a)

Deutsche Mortgage Securities, Inc., Series                       1,023,197                         1,015,010
2006-WF1, Class 1A1, 5.05%, 6/26/35 (a)

Fannie Mae IO Series 2000-16, Class                                 51,309                             2,361
PS, 3.28%, 10/25/29 (d)

Fannie Mae IO Series 2000-32, Class                                 12,713                               289
SV, 3.28%, 3/18/30 (d)

Fannie Mae IO Series 2001-4, Class SA,                             257,162                            16,001
2.23%, 2/17/31 (d)

Fannie Mae IO Series 270, Class 2,                                  53,219                            12,360
8.50%, 9/1/23 (d)

Fannie Mae IO Series 296, Class 2,                                  63,419                            14,303
8.00%, 4/1/24 (d)

Fannie Mae IO Series 306, Class IO,                                 75,827                            18,484
8.00%, 5/1/30 (d)

FHA Weyerhauser, 7.43%, 1/1/24 (e) (f)                              33,721                            33,721

Freddie Mac IO Series 1534, Class K,                               164,263                             6,500
2.025%, 6/15/23 (d)

Freddie Mac IO Series 2141, Class SD,                              129,779                            12,050
2.80%, 4/15/29 (d)

Freddie Mac IO Series 2247, Class SC,                               76,141                             2,305
2.15%, 8/15/30 (d)

Freddie Mac Reference Remic Series                               1,632,738                         1,640,483
R008, Class FK, 5.72%, 7/15/23 (a)

Freddie Mac Series 2962, Class CJ,                               1,779,784                         1,777,940
5.50%, 11/15/23

Freddie Mac Series 3212, Class BK,                                 900,000                           863,238
5.50%, 9/15/36

Government National Mortgage                                        71,467                             5,196
Association IO Series 1999-30, Class S,
3.28%, 8/16/29 (d)

Government National Mortgage                                        93,154                             5,425
Association IO Series 1999-30, Class SA,
2.68%, 4/16/29 (d)

Government National Mortgage                                         9,990                                85
Association IO Series 1999-32, Class SB,
2.65%, 7/16/27 (d)




J.P. Morgan Alternative Loan Trust                               2,044,703                         2,035,693
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                               1,439,958                         1,447,906
Series 2006-3AR, Class 2A3, 5.89%, 3/25/36 (a)

Residential Asset Securitization Trust                             672,111                           674,738
Series 2006-A1, Class 1A3, 6.00%, 4/25/36

Residential Asset Securitization Trust,                          1,892,299                         1,898,126
Series 2003-A15, Class 1A2, 5.77%, 2/25/34 (a)                                                     ---------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $15,140,076)                                      15,077,621
                                                                                                  ----------

COMMERCIAL MORTGAGE BACKED SECURITIES - 10.6%
Bear Stearns Commercial Mortgage                                 1,100,000                         1,100,222
Securities Series 2006-T24, Class A4,
5.54%, 10/12/41

Citigroup Commercial Mortgage Trust                              1,100,000                         1,097,148
Series 2006-C5, Class A2, 5.38%, 10/15/49

Citigroup/Deutsche Bank Commercial                               1,100,000                         1,103,943
Mortgage Series 2006-CD3, Class A2,
5.56%, 10/15/48

Commercial Mortgage Pass-Through                                   534,071                           534,204
Certificate Series 2005-FL11, Class A1,
5.47%, 11/15/17 (a) (c)

Commercial Mortgage Pass-through                                 2,195,894                         2,195,884
Certificate Series 2006-FL12, Class A2,
5.42%, 12/15/20 (a) (c)

CWCapital Cobalt Series 2006-C1,                                 1,232,000                         1,216,053
Class A2, 5.17%, 8/15/48

DLJ Mortgage Acceptance Corp. IO                                   156,616                             1,390
Series 1997-CF1, Class S, 0.86%,
5/15/30 (d) (e)

GMAC Commercial Mortgage                                         1,331,169                         1,372,444
Securities, Inc. Series 1999-C3, Class A2,
7.18%, 8/15/36

GS Mortgage Securities Corp. IO Series                             359,232                             1,372
1997-GL, Class X2, 0.82%, 7/13/30 (d) (e)

LB-UBS Commercial Mortgage Trust                                    11,466                            11,471
Series 2000-C3, Class A1, 7.95%, 7/15/09

LB-UBS Commercial Mortgage Trust                                 1,100,000                         1,088,129
Series 2006-C6, Class A4, 5.37%, 9/15/39

LB-UBS Commercial Mortgage Trust                                   650,000                           647,143
Series 2006-C7, Class A2, 5.30%, 11/15/38

Morgan Stanley Capital I Series                                  1,000,000                           985,249
2006-HQ10, Class A4, 5.33%, 11/12/41

Washington Mutual Commercial                                       996,936                           990,326
Mortgage Securities Trust Series                                                                     -------
2006-SL1, Class A, 5.30%, 11/23/43 (a) (c)

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $12,444,747)                                    12,344,978
                                                                                                  ----------


FOREIGN BONDS - 8.4%
BRITISH VIRGIN ISLANDS - 0.6%
C10 Capital SPV Ltd., 6.72%,                                       450,000                           447,143
12/31/49, Callable 12/31/16 @ 100 (c)

C5  Capital SPV Ltd., 6.195%,                                      200,000                           197,548
12/31/47, Callable 12/31/11 @ 100 (a) (c)                                                            -------

                                                                                                     644,691
CANADA - 2.0%
ConocoPhillips Canada Corp., 5.625%, 10/15/16                    1,700,000                         1,701,723

Nova Chemicals Corp., 6.50%, 1/15/12                               600,000                           567,000
                                                                                                     -------
                                                                                                   2,268,723
                                                                                                   ---------
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Treasury Bill,                                  300,000                           274,323
13.00%, 10/22/07 (b) (c)                                                                             -------


ICELAND - 1.9%
Glitnir Banki HF, 5.83%, 1/18/12 (a) (c)                         1,000,000                           997,043

Kaupthing Bank, 6.06%, 1/15/10 (a) (c)                             500,000                           503,404

Kaupthing Bank, 5.75%, 10/4/11 (c)                                 750,000                           749,084
                                                                                                     -------
                                                                                                   2,249,531
                                                                                                   ---------
ISRAEL - 0.5%
State of Israel, 5.50%, 11/9/16, **                                600,000                           589,997
                                                                                                     -------

KOREA - 1.2%
Citibank Korea Inc., 4.68%, 6/18/13,                             1,400,000                         1,388,197
Callable 6/18/08 @ 100 (a)                                                                         ---------


NETHERLANDS - 0.2%
ING Bank NV, 1.41%, 1/1/14, (c) **                                 600,000                           253,969
                                                                                                     -------

UNITED KINGDOM - 1.8%
Barclays Bank plc, 5.93%, 12/15/16, (c)                            700,000                           705,264

Granite Master Issuer plc Series 2005-4,                         1,400,000                         1,400,540
Class A3, 5.445%, 12/20/54, (a)                                                                    ---------
                                                                                                   2,105,804
                                                                                                   ---------
TOTAL FOREIGN BONDS (COST $9,755,754)                                                              9,775,235
                                                                                                   ---------

INVESTMENT COMPANIES - 0.8%
HSBC Investor Money Market Fund                                    969,754                           969,754
Class I Shares, 5.23%, (g) *                                                                         -------

TOTAL INVESTMENT COMPANIES (COST $969,754)                                                           969,754
                                                                                                     -------

TOTAL INVESTMENTS (COST $142,697,495) - 122.5%                                                   142,159,675
                                                                                                 ===========



------------
Percentages indicated are based on net assets at January 31, 2007.


(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2007. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Discount note. Rate presented indicates the effective yield at time of purchase.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an

     Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on January 31, 2007. The principal amount shown is the notional amount of the underlying mortgages.

(e) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(f) Security was fair valued as of January 31, 2007. Represents 0.03% of net assets.

(g) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

*    Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

AMBAC - American Municipal Bank Assurance Corp.
IO - Interest-Only security. Represents 0.08% of net assets.
LOC - Letter of Credit.
TBA - Security was traded on a "to be announced" basis. Represents 23.66% of net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                 AMOUNT ($)                          VALUE ($)
                                                                 ----------                          ---------
CORPORATE OBLIGATIONS - 95.9%
ADVERTISING SERVICES - 2.5%
Iron Mountain, Inc., 8.625%, 4/1/13,                             100,000                             102,750
Callable 4/01/06 @ 104.313

R.H. Donnelley Corp., 6.875%,                                     90,000                              86,175
1/15/13, Callable 1/15/09 @ 103.438

R.H. Donnelley Corp., 6.875%,                                    100,000                              95,750
1/15/13, Callable 1/15/09 @ 103.438                                                                   ------

                                                                                                     284,675
AEROSPACE & DEFENCE - 1.3%
DRS Technologies, Inc., 7.625%,                                  100,000                             101,750
2/1/18, Callable 2/01/11 @ 103.813

Transdigm, Inc., 7.75%, 7/15/14,                                  50,000                              50,500
Callable 7/15/09 @ 105.813 (a)                                                                        ------

                                                                                                     152,250
APPAREL MANUFACTURERS - 1.7%
Levi Strauss & Co., 8.875%, 4/1/16,                               50,000                              52,250
Callable 4/01/11 @ 104.44

Quiksilver, Inc., 6.875%, 4/15/15,                               150,000                             146,625
Callable 4/15/10 @ 103.44                                                                            -------

                                                                                                     198,875
AUTO MANUFACTURERS - 2.1%
General Motors Corp., 7.125%, 7/15/13                            175,000                             169,750

Goodyear Tire & Rubber Co., 8.625%,                               25,000                              26,313
12/1/11, Callable 12/01/09 @ 104.313 (a)

United Auto Group, Inc., 7.75%,                                   50,000                              50,250
12/15/16, Callable 12/15/11 @ 103.875 (a)                                                             ------

                                                                                                     246,313
BUILDING & CONSTRUCTION PRODUCTS - 3.1%
Ainsworth Lumber Co. Ltd., 7.25%,                                150,000                             118,500
10/1/12, Callable 10/01/08 @ 103.63

Interline Brands, Inc., 8.125%, 6/15/14,                          50,000                              51,125
Callable 6/15/10 @ 104.06

Ply Gem Industries, Inc., 9.00%,                                 150,000                             135,000
2/15/12, Callable 2/18/08 @ 104.50

U.S. Concrete, Inc., 8.375%, 4/1/14,                              50,000                              49,875
Callable 4/01/09 @ 104.188                                                                            ------

                                                                                                     354,500
CABLE TELEVISION - 3.1%
Barrington Broadcasting Co., 10.50%,                              50,000                              51,563
8/15/14, Callable 8/15/10 @ 105.25 (a)

Cablevision Systems Corp., 8.00%, 4/15/12                        100,000                             100,875

Mediacom LLC, 7.875%, 2/15/11,                                   200,000                             200,750
Callable 2/15/06 @ 103.938                                                                           -------
                                                                                                     353,188
                                                                                                     -------




CHEMICALS - 4.2%
Georgia Gulf Corp., 9.50%, 10/15/14,                              75,000                              74,250
Callable 10/15/10 @ 104.75 (a)

Huntsman International LLC, 7.875%,                               35,000                              36,050
11/15/14, Callable 11/15/10 @103.94 (a)

JohnsonDiversey, Inc., 9.625%, 5/15/12,                          100,000                             104,875
Callable 5/15/07 @ 104.813

Lyondell Chemical Co., 8.00%,                                     25,000                              26,000
9/15/14, Callable 9/15/10 @ 104

Lyondell Chemical Co., 8.25%,                                     25,000                              26,500
9/15/16, Callable 9/15/11 @ 104.125

Millennium America, Inc., 9.25%, 6/15/08                          25,000                              26,000

Mosaic Co., 7.625%, 12/1/16, Callable                             25,000                              25,563
12/01/11 @ 103.813 (a)

PQ Corp., 7.50%, 2/15/13, Callable                               150,000                             149,249
02/15/09 @ 103.75

Terra Capital, Inc., 7.00%, 2/1/17,                               15,000                              14,775
Callable 2/01/12 @ 103.5 (a)                                                                          ------

                                                                                                     483,262
COMPUTER SERVICES - 0.6%
Activant Solutions Holdings, Inc.,                                50,000                              48,500
9.50%, 5/1/16, Callable 5/01/11 @ 104.75 (a)

Compucom Systems, Inc., 12.00%,                                   25,000                              25,875
11/1/14, Callable 11/01/10 @ 106 (a)                                                                  ------

                                                                                                      74,375
CONTAINERS - PAPER AND PLASTIC - 2.4%
Solo Cup Co., 8.50%, 2/15/14, Callable                           150,000                             131,250
2/15/09 @ 104.25

Stone Container Finance Co. of Canada,                           150,000                             143,250
7.375%, 7/15/14, Callable 7/15/09 @ 103.688                                                          -------

                                                                                                     274,500
COSMETICS - 0.2%
Chattem, Inc., 7.00%, 3/1/14, Callable                            25,000                              24,688
3/01/09 @ 103.5                                                                                       ------


DISTRIBUTION & WHOLESALE - 1.1%
Baker & Taylor, Inc., 11.50%, 7/1/13,                            100,000                             103,500
Callable 7/01/10 @ 105.75 (a)

Pilgrim's Pride Corp., 8.375%, 5/1/17,                            25,000                              24,625
Callable 5/01/12 @ 104.188                                                                            ------

                                                                                                     128,125
DIVERSIFIED OPERATIONS - 1.1%
Bombardier, Inc., 8.00%, 11/15/14,                                25,000                              25,813
Callable 11/15/10 @ 104 (a)

Snoqualmie Entertainment Authority,                               25,000                              25,156
9.15%, 2/1/14, Callable 2/01/09 @ 103 (a) (b)

Susser Holdings, 10.625%, 12/15/13,                               72,000                              78,480
Callable 12/15/09 @ 105.313                                                                           ------



                                                                                                     129,449
EDUCATION - 0.5%
Education Management LLC, 8.75%,                                  25,000                              26,250
6/1/14, Callable 6/01/10 @ 104.375

Education Management LLC, 10.25%,                                 25,000                              26,875
6/1/16, Callable 6/01/11 @ 105.13                                                                     ------

                                                                                                      53,125
ELECTRIC - 1.7%
AES Corp., 7.75%, 3/1/14                                          60,000                              63,150

Baldor Electic Co., 8.625%, 2/15/17,                              25,000                              25,813
Callable 2/15/12 @ 104.313

CMS Energy Corp., 6.875%, 12/15/15                               100,000                             103,000
                                                                                                     -------
                                                                                                     191,963
                                                                                                     -------
ENERGY - 3.0%
Copano Energy LLC, 8.125%, 3/1/16,                                80,000                              82,400
Callable 3/01/11 @ 104.06

Massey Energy Co., 6.875%, 12/15/13,                             100,000                              92,500
Callable 12/15/09 @ 103.44

Mirant North America LLC, 7.375%,                                 50,000                              51,000
12/31/13, Callable 12/31/09 @ 103.688

Regency Energy Partners, 8.375%,                                  25,000                              25,063
12/15/13, Callable 12/15/10 @ 104.188 (a)

Williams Cos., 6.375%, 10/1/10 (a)                               100,000                             100,500
                                                                                                     -------
                                                                                                     351,463
                                                                                                     -------
FINANCE - 9.6%
Basell AF SCA, 8.375%, 8/15/15,                                  150,000                             154,875
Callable 8/15/10 @ 104.188 (a)

CCM Merger, Inc., 8.00%, 8/1/13,                                 150,000                             149,063
Callable 8/01/09 @ 104 (a)

Crystal U.S. Holdings Corp., 0.00%,                              150,000                             130,500
10/1/14, Rate set to step up to 10.5% on
10/1/09, Callable 10/01/09 @ 105.25 (c)

Ford Motor Credit Co., 7.375%, 10/28/09                          250,000                             251,584

Ford Motor Credit Co., 7.375%, 2/1/11                             50,000                              49,383

General Motors Acceptance Corp.,                                 300,000                             304,886
6.875%, 8/28/12

Nalco Finance Holdings, Inc., 0.00%,                              75,000                              62,250
2/1/14, Rate set to step up to 9.0% on                                                                ------
2/1/09, Callable 2/01/09 @ 104.5 (c)
                                                                                                   1,102,541
                                                                                                   ---------
GAMBLING - 6.5%
Choctaw Resort Development                                        48,000                              48,720
Entertainment, 7.25%, 11/15/19, Callable
11/15/11 @ 103.63 (a)

Greektown Holdings, Inc., 10.75%,                                100,000                             107,000
12/1/13, Callable 12/01/10 @ 105.375 (a)



Inn of the Mountain Gods, 12.00%,                                 50,000                              54,500
11/15/10, Callable 11/15/07 @ 106

Isle of Capri Casinos, Inc., 7.00%,                              150,000                             148,124
3/1/14, Callable 3/01/09 @ 103.50

MGM MIRAGE, Inc., 6.75%, 4/1/13                                  100,000                              98,125

MTR Gaming Group, Inc., 9.00%,                                   100,000                             103,250
6/1/12, Callable 6/01/09 @ 104.5

Pokagon Gaming Authority, 10.375%,                                75,000                              82,313
6/15/14, Callable 6/15/10 @ 105.19 (a)

San Pasqual Casino, 8.00%, 9/15/13,                               25,000                              25,500
Callable 9/15/09 @104.00 (a)

Turning Stone Resort Casino, 9.125%,                              75,000                              77,156
9/15/14, Callable 09/15/10 @ 104.563 (a)                                                              ------

                                                                                                     744,688
                                                                                                     -------
HEALTH CARE - 0.2%
HCA, Inc., 9.25%, 11/15/16, Callable                              25,000                              26,563
11/15/11 @ 104.625 (a)                                                                                ------

INTERNET SERVICES - 0.4%
Atlantic Broadband Finance LLC,                                   50,000                              51,375
9.375%, 1/15/14, Callable 1/15/09 @ 104.69                                                            ------


LEISURE - 1.9%
AMC Entertainment, Inc., 11.00%,                                 100,000                             113,000
2/1/16, Callable 2/01/11@ 105.5

K2, Inc., 7.375%, 7/1/14, Callable                               108,000                             108,810
7/01/09 @ 103.688                                                                                    -------

                                                                                                     221,810
MACHINERY - FARM - 0.4%
Case New Holland, Inc., 7.125%,                                   50,000                              51,250
3/1/14, Callable 3/01/10 @ 103.563                                                                    ------

MANUFACTURING - 1.8%
AGY Holding Corp., 11.00%, 11/15/14,                              50,000                              51,625
Callable 11/15/10 @ 105.50 (a)

Freescale Semiconductor, Inc., 10.125%,                           50,000                              49,750
12/15/16, Callable 12/15/11 @ 105.063 (a)

Libbey Glass, Inc., 12.35%, 6/1/11,                               25,000                              27,000
Callable 6/01/2008 @ 107.50 (a) (b)

Maax Corp., 9.75%, 6/15/12, Callable                              50,000                              36,500
6/15/08 @ 104.875

Nutro Products, Inc., 10.75%, 4/15/14,                            25,000                              27,375
Callable 4/15/09 @ 108.063 (a)

Tembec Industries, Inc., 7.75%, 3/15/12                           25,000                              17,875
                                                                                                      ------
                                                                                                     210,125
                                                                                                     -------
MEDICAL - 1.7%
MultiPlan, Inc., 10.375%, 4/15/16,                               100,000                             100,500
Callable 4/15/11 @ 105.188 (a)

Omnicare, Inc., 6.75%, 12/15/13,                                 100,000                              98,500
Callable 12/15/09 @ 103.375                                                                           ------
                                                                                                     199,000
                                                                                                     -------




METAL PROCESSORS & FABRICATION - 1.3%
PNA Group, Inc., 10.75%, 9/1/16,                                  50,000                              52,250
Callable 9/01/11 @ 105.375 (a)

TriMas Corp., 9.875%, 6/15/12,                                   100,000                             100,250
Callable 6/15/07 @ 104.938                                                                           -------

                                                                                                     152,500
METALS & MINING - 2.8%
AK Steel Corp., 7.75%, 6/15/12,                                  100,000                             101,250
Callable 6/15/07 @ 103.875

Gibraltar Industries, Inc., 8.00%,                               150,000                             147,750
12/1/15, Callable 12/01/15 @ 104

International Coal Group, Inc., 10.25%,                           50,000                              49,250
7/15/14, Callable 7/15/10 @ 105.125

Tube City IMS Corp., 9.75%, 2/1/15,                               25,000                              25,625
Callable 2/01/11 @ 104.875 (a)                                                                        ------

                                                                                                     323,875
                                                                                                     -------
OIL & GAS - 9.1%
Chaparral Energy, Inc., 8.50%, 12/1/15,                          100,000                              98,750
Callable 12/01/10 @ 104.25

Chesapeake Energy Corp., 6.875%,                                 100,000                              99,000
1/15/16, Callable 1/15/09 @ 103.438

Clayton Williams Energy, Inc., 7.75%,                            200,000                             185,999
8/1/13, Callable 8/01/09 @ 103.875

Colorado Interstate Gas Co., 6.80%, 11/15/15                     150,000                             155,552

Compton Petroleum Finance Corp.,                                 100,000                              95,500
7.625%, 12/1/13, Callable 12/01/09 @ 103.813

El Paso Production Holdings, 7.75%,                              150,000                             155,250
6/1/13, Callable 6/01/08 @ 103.875

Inergy LP/Inergy Finance, 8.25%,                                 100,000                             103,250
3/1/16, Callable 3/01/11 @ 104.13

Pogo Producing Co., 7.875%, 5/1/13,                              100,000                             100,750
Callable 5/01/10 @ 103.938

Swift Energy Co., 7.625%, 7/15/11,                                50,000                              50,875
Callable 7/15/08 @ 103.81                                                                             ------

                                                                                                   1,044,926
                                                                                                   ---------
PAPER & RELATED PRODUCTS - 3.2%
Abitibi-Consolidated Co. of Canada,                               25,000                              24,313
8.375%, 4/1/15

Aleris International, Inc., 10.00%,                               25,000                              25,875
12/15/16, Callable 12/15/11 @ 105 (a)

Exopack Holding Corp., 11.25%,                                    50,000                              53,500
2/1/14, Callable 2/01/10 @ 105.625

Georgia-Pacific Corp., 7.70%, 6/15/15                            150,000                             152,812

Norampac, Inc., 6.75%, 6/1/13, Callable                          100,000                              97,000
6/01/08 @ 103.38




Pope & Talbot, 8.375%, 6/1/13                                     25,000                              21,250
                                                                                                      ------
                                                                                                     374,750
                                                                                                     -------
PIPELINES - 2.3%
Dynegy Holdings, Inc., 8.375%, 5/1/16                            150,000                             158,625

Semgroup LP, 8.75%, 11/15/15,                                     50,000                              50,125
Callable 11/15/10 @ 104.375 (a)

Williams Partners LP, 7.25%, 2/1/17 (a)                           50,000                              51,375
                                                                                                      ------
                                                                                                     260,125
                                                                                                     -------
PRINTING - 0.9%
Sheridan Group, Inc., 10.25%, 8/15/11,                           100,000                             104,375
Callable 8/15/07 @ 105.12                                                                            -------


PUBLISHING - 1.7%
Block Communications, Inc., 8.25%,                                50,000                              50,500
12/15/15, Callable 12/15/10 @ 104.125 (a)

Medimedia USA, Inc., 11.375%,                                     50,000                              52,375
11/15/14, Callable 11/15/09 @ 105.688 (a)

Morris Publishing, 7.00%, 8/1/13,                                100,000                              94,750
Callable 8/01/08 @ 103.50                                                                             ------
                                                                                                     197,625
                                                                                                     -------
RENTAL - AUTO AND EQUIPMENT - 2.5%
Avis Budget Car Rental, Inc., 7.625%,                            100,000                              99,250
5/15/14, Callable 5/15/10 @ 103.81 (a)

Hertz Corp., 8.875%, 1/1/14, Callable                            100,000                             106,250
1/01/10 @104.438

Navios Martime Holdings, 9.50%,                                   30,000                              30,525
12/15/14, Callable 12/15/10 @ 104.75 (a)

Rental Service Corp., 9.50%, 12/1/14,                             50,000                              52,250
Callable 12/01/10@104.75 (a)                                                                          ------
                                                                                                     288,275
                                                                                                     -------
RESEARCH AND TESTING SERVICES - 0.4%
Sensata Technologies BV, 8.25%,                                   50,000                              49,125
5/1/14, Callable 5/01/10 @ 104 (a)                                                                    ------


RESTAURANTS - 3.5%
Buffets, Inc., 12.50%, 11/1/14, Callable                          50,000                              51,625
11/01/10 @ 106.25 (a)

Dave & Busters, Inc., 11.25%, 3/15/14,                            50,000                              51,375
Callable 3/15/10 @ 105.62

Landry's Restaurants, Inc., 7.50%,                               200,000                             197,000
12/15/14, Callable 12/15/09 @ 103.75

NPC International, Inc., 9.50%, 5/1/14,                           50,000                              51,500
Callable 5/01/10 @ 104.75

Sbarro, Inc., 10.375%, 2/1/15, Callable                           50,000                              51,000
2/01/10 @ 107.781 (a)                                                                                 ------

                                                                                                     402,500
                                                                                                     -------
RETAIL - 1.8%
Linens 'N Things, Inc., 10.985%,                                  50,000                              48,500
1/15/14, Callable 1/15/08 @ 102 (b)



The Jean Coutu Group PJC, Inc.,                                  150,000                             156,000
8.50%, 8/1/14, Callable 8/01/09 @ 104.25                                                             -------

                                                                                                     204,500
                                                                                                     -------
SEISMIC DATA COLLECTION - 0.4%
CIE Gener de Geophysique, 7.50%,                                  50,000                              50,125
5/15/15, Callable 5/15/10 @ 103.75                                                                    ------


SPECIAL PURPOSE ENTITY - 2.6%
Buffalo Thunder Development Authority,                            50,000                              50,813
 9.375%, 12/15/14, Callable @ 12/15/10
@ 104.688 (a)

Cellu Tissue Holdings, Inc., 9.75%,                               50,000                              49,875
3/15/10, Callable 3/15/07 @ 107.313

Idearc, Inc., 8.00%, 11/15/16, Callable                           50,000                              50,813
11/15/11 @ 104 (a)

Momentive Performance, 9.75%,                                     50,000                              51,250
12/1/14, Callable 12/01/10 @ 104.875 (a)

TFS Acquisition Corp., 12.87%,                                    50,000                              51,499
8/1/14, Callable 8/01/10 @ 106.50 (a) (b)

UCI Holdco, Inc., 12.365%, 12/15/13,                              50,000                              49,250
Callable 12/15/07 @ 100.00 (a) (b)                                                                    ------

                                                                                                     303,500
                                                                                                     -------
TELECOMMUNICATIONS - 11.0%
Centennial Communications Corp., 10.00%,                         100,000                             107,250
1/1/13, Callable 1/01/09 @ 107.50

Cincinnati Bell, Inc., 8.375%, 1/15/14,                          100,000                             102,500
Callable 1/15/09 @ 104.1885

Cricket Communications I, 9.375%,                                 50,000                              52,500
11/1/14, Callable 11/01/10 @ 104.69 (a)

Insight Midwest LP, 9.75%, 10/1/09,                              130,000                             132,275
Callable 10/01/07 @ 100.00

Level 3 Financing, Inc., 9.25%, 11/1/14,                          50,000                              51,125
Callable 11/01/10 @ 104.63 (a)

Metropcs Wireless, Inc., 9.25%,                                   50,000                              52,000
11/1/14, Callable 11/01/10 @ 104.625 (a)

Nordic Telephone Co. Holdings, 8.875%,                            50,000                              53,750
5/1/16, Callable 5/01/11 @ 104.438 (a)

NTL Cable plc, 9.125%, 8/15/16,                                  125,000                             132,188
Callable 8/15/11 @ 104.56

Panamsat Corp., 9.00%, 6/15/16,                                   50,000                              54,438
Callable 6/15/11 @ 104.50 (a)

Qwest Corp., 5.625%, 11/15/08                                    150,000                             149,999

Rural Cellular Corp., 9.75%, 1/15/10,                             50,000                              51,375
Callable 1/15/07 @ 103.25

Suncom Wireless Holdings, Inc.,                                  150,000                             152,999
8.50%, 6/1/13, Callable 6/01/08 @ 104.25



West Corp., 11.00%, 10/15/16, Callable                            25,000                              25,875
10/15/11 @ 105.50 (a)

Wind Acquisition Financial SA,                                   100,000                             115,250
10.75%, 12/1/15, Callable 12/01/10 @ 105.375 (a)

Windstream Corp., 8.625%, 8/1/16,                                 25,000                              27,281
Callable 8/01/11 @ 104.313                                                                            ------

                                                                                                   1,260,805
                                                                                                   ---------
WASTE DISPOSAL - 1.3%
Allied Waste North America, Inc.,                                150,000                             149,625
7.375%, 4/15/14, Callable 4/15/09 @ 103.688                                                          -------

TOTAL CORPORATE OBLIGATIONS (COST $10,775,856)                                                    11,074,734
                                                                                                  ----------

INVESTMENT COMPANIES - 1.2%
Investors Bank Trust Cash Reserve, 3.61% (d)                     135,153                             135,153
                                                                                                     -------
TOTAL INVESTMENT COMPANIES (COST $135,153)                                                           135,153
                                                                                                     -------

TOTAL INVESTMENTS (COST $10,911,009) - 97.1%                                                      11,209,887
                                                                                                  ==========

------------
Percentages indicated are based on net assets at January 31, 2007.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2007. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)  Step Bond.  Income  recognition  is on the effective  yield method for Step
     Bonds.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                AMOUNT ($)                          VALUE ($)
                                                                ----------                          ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 39.7%
FEDERAL HOME LOAN MORTGAGE CORP. - 8.0%
Pool #1B2655, 4.15%, 12/1/34 (a)                                   263,844                           262,603
Pool #1J1313, 6.57%, 6/1/36 (a)                                    355,455                           359,065
TBA February, 5.50%, 2/15/37                                       300,000                           295,219
TBA March, 6.00%, 3/15/36                                          150,000                           150,516
TBA March, 5.50%, 3/15/37                                          500,000                           491,874
                                                                                                     -------
                                                                                                   1,559,277
                                                                                                   ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.5%
Pool #740686, 6.50%, 10/1/33                                       537,773                           549,708
Pool #872138, 6.00%, 9/1/36                                        217,456                           218,169
TBA February, 5.00%, 2/15/37                                       200,000                           191,875
TBA March, 5.00%, 3/15/21                                          200,000                           195,562
TBA March, 0.00%, 3/1/35                                         1,200,000                         1,179,751
TBA March, 6.00%, 3/1/36                                           600,000                           601,875
TBA March, 5.00%, 3/15/36                                        1,100,000                         1,055,313
                                                                                                   ---------
                                                                                                   3,992,253
                                                                                                   ---------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
TBA March, 6.00%, 3/1/34                                           200,000                           201,812
                                                                                                     -------

U.S. TREASURY INFLATION PROTECTED BONDS - 0.6%
2.50%, 7/15/16                                                     100,000                           100,708
                                                                                                     -------

U.S. TREASURY NOTES - 9.6%
4.625%, 12/31/11                                                   100,000                            99,117
4.75%, 1/31/12                                                      55,000                            54,837
4.25%, 8/15/14                                                   1,000,000                           963,984
4.625%, 11/15/16                                                   765,000                           753,166
                                                                                                     -------
                                                                                                   1,871,104
                                                                                                   ---------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $7,765,104)                          7,725,154
                                                                                                   ---------

CORPORATE OBLIGATIONS - 24.8%
BUILDING PRODUCTS - 1.9%
Black & Decker, 5.75%, 11/15/16                                    175,000                           172,925
Masco Corp., 6.125%, 10/3/16                                       200,000                           201,502
                                                                                                     -------
                                                                                                     374,427
                                                                                                     -------
COLLEGES & UNIVERSITIES - 2.1%
Tulane University of Louisiana, 6.17%,                             400,000                           400,000
11/15/12 (a) (b)                                                                                     -------


ELECTRIC - 1.3%
Progress Energy, Inc., 5.77%, 11/14/08,                            250,000                           250,510
Callable 11/14/06 @ 100 (a)                                                                          -------


FINANCE - 6.5%
Ford Motor Credit Corp., 5.80%, 1/12/09                            275,000                           269,888

General Motors Acceptance Corp.,                                   500,000                           493,163
4.375%, 12/10/07

International Lease Finance Corp.,                                 200,000                           201,454
5.69%, 7/1/11 (a)


JP Morgan Chase & Co., 5.49%, 5/16/11 (a)                          300,000                           300,242
                                                                                                     -------
                                                                                                   1,264,747
                                                                                                   ---------
HOTELS & LODGING - 0.6%
Wyndham Worldwide, 6.00%, 12/1/16 (b)                              100,000                            98,608
                                                                                                      ------

MEDIA - 2.6%
Time Warner Entertainment, 8.875%, 10/1/12                         350,000                           400,351

Time Warner, Inc., 5.875%, 11/15/16                                100,000                            99,776
                                                                                                      ------
                                                                                                     500,127
                                                                                                     -------
OFFICE EQUIPMENT & SERVICES - 1.6%
Xerox Corp., 6.11%, 12/18/09 (a)                                   100,000                           101,000

Xerox Corp., 6.875%, 8/15/11                                       200,000                           207,500
                                                                                                     -------
                                                                                                     308,500
                                                                                                     -------
RETAIL - 2.8%
Federated Retail Holding, 5.90%, 12/1/16                           150,000                           149,432

Home Depot, Inc., 5.49%, 12/16/09 (a)                              200,000                           200,228

Home Depot, Inc., 5.25%, 12/16/13                                  200,000                           197,863
                                                                                                     -------
                                                                                                     547,523
                                                                                                     -------
TELECOMMUNICATIONS - 2.9%
AT&T, Inc., 5.10%, 9/15/14                                         300,000                           290,176

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                        275,000                           275,452
                                                                                                     -------
                                                                                                     565,628
                                                                                                     -------
TRANSPORTATION - 2.7%
Burlington Northern Santa Fe Railway                               251,556                           239,190
Co., 4.83%, 1/15/23

Union Pacific Railroad, 5.08%, 1/2/29                              299,958                           285,529
                                                                                                     -------
                                                                                                     524,719
                                                                                                     -------
TOTAL CORPORATE OBLIGATIONS (COST $4,853,750)                                                      4,834,789
                                                                                                   ---------

ASSET BACKED SECURITIES - 20.7%
Americredit Auto Receivables Trust                                  87,779                            87,209
Series 2004-DF, Class A3, 2.98%, 7/6/09

Americredit Automobile Receivables                                 343,374                           341,856
Trust Series 2005-CF, Class A3, 4.47%, 5/6/10

Asset Backed Funding Certificates Series                           210,318                           206,077
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital One Auto Finance Trust Series                              110,000                           110,045
2006-B, Class A2, 5.53%, 5/15/09

Citigroup Mortgage Loan Trust, Inc.                                 93,476                            92,774
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Asset-Backed Certificates                              210,000                           208,353
Series 2006-S4, Class A3, 5.80%, 7/25/34

GE Business Loan Trust Series                                      258,372                           258,239
2006-2A, Class A, 5.50%, 11/15/34 (a) (b)

GMAC Mortgage Corp. Loan Trust                                     170,000                           170,066
Series 2006-HE3, Class A3, 5.805%, 10/25/36

GSAA Home Equity Trust Series                                      160,000                           160,526
2006-15, Class AF3A, 5.88%, 9/25/36


MBNA Credit Card Master Note Trust                                 500,000                           500,771
Series 2003-A3, Class A3, 5.44%, 8/16/10 (a)

MBNA Credit Card Master Note Trust                                 500,000                           500,313
Series 2006-A4, Class A4, 5.31%, 9/15/11 (a)

Nomura Asset Acceptance Corp. Series                               150,000                           149,153
2006-AP1, Class A2, 5.515%, 2/25/36

SLM Student Loan Trust Series                                      309,728                           310,387
2003-12, Class A3, 5.48%, 12/15/15 (a)

SLM Student Loan Trust Series 2005-A,                              374,672                           374,627
Class A1, 5.40%, 6/15/18 (a)

Target Credit Card Master Trust Series                             550,000                           550,309
2002-1, Class A, 5.49%, 6/27/11 (a)                                                                  -------


TOTAL ASSET BACKED SECURITIES (COST $4,022,473)                                                    4,020,705
                                                                                                   ---------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.3%
Banc of America Mortgage Securities                                200,000                           196,941
Series 2005-D, Class 2A4, 4.78%, 5/25/35 (a)

Citigroup Commercial Mortgage Trust                                200,000                           199,481
Series 2006-C5, Class A2, 5.38%, 10/15/49

Countrywide Home Loans Series                                      197,308                           198,964
2003-8, Class A2, 5.82%, 5/25/18 (a)

Countrywide Home Loans Series                                      359,888                           358,572
2005-HYB8, Class 2A1, 5.31%, 12/20/35 (a)

CWCapital Cobalt Series 2006-C1, Class                             200,000                           197,411
A2, 5.17%, 8/15/48

Deutsche Mortgage Securities, Inc.                                 170,533                           169,168
Series 2006-WF1, Class 1A1, 5.05%, 6/26/35 (a)

Freddie Mac Reference Remic Series                                 284,780                           286,131
R008, Class FK, 5.72%, 7/15/23 (a)

Freddie Mac Series 2962, Class CJ,                                 284,765                           284,470
5.50%, 11/15/23

Freddie Mac Series 3212, Class BK,                                 150,000                           143,873
5.50%, 9/15/36

J.P. Morgan Alternative Loan Trust                                 441,014                           439,072
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                                 308,563                           310,266
Series 2006-3AR, Class 2A3, 5.89%, 3/25/36 (a)

Residential Asset Securitization Trust                             119,691                           120,159
Series 2006-A1, Class 1A3, 6.00%, 4/25/36

Residential Asset Securitization Trust,                            306,859                           307,804
Series 2003-A15, Class 1A2, 5.77%, 2/25/34 (a)

WAMU Commercial Mortgage                                           149,540                           148,549
Securities Trust Series 2006-SL1, Class                                                              -------
A, 5.30%, 11/23/43 (a) (b)


TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,378,696)                                        3,360,861
                                                                                                   ---------

FOREIGN BONDS - 9.0%
BRITISH VIRGIN ISLANDS - 0.5%
C5  Capital Spv Ltd, 6.195%, 12/31/47,                             100,000                            98,774
Callable 12/31/2011 @ 100.00 (a) (b)                                                                  ------


CANADA - 2.0%
Conocophilips Canada, 5.625%, 10/15/16                             300,000                           300,305

Nova Chemicals Corp., 6.50%, 1/15/12                               100,000                            94,500
                                                                                                      ------
                                                                                                     394,805
                                                                                                     -------
CAYMAN ISLANDS - 1.0%
Preferred Term Securities XXII, 5.70%,                             200,000                           200,250
9/22/36, Callable 6/22/11 @ 100 (a) (b)                                                              -------


DOMINICAN REPUBLIC - 0.2%
Dominican Republic Treasury Bill,                                   50,000                            45,720
13.00%, 10/22/07 (b) (c)                                                                              ------


ICELAND - 2.0%
Glitnir Banki HF, 5.83%, 1/18/12 (a) (b)                           150,000                           149,557

Kaupthing Bank, 6.06%, 1/15/10 (a) (b)                             100,000                           100,681

Kaupthing Bank, 5.75%, 10/4/11 (b)                                 125,000                           124,847
                                                                                                     -------
                                                                                                     375,085
                                                                                                     -------
ISRAEL  - 0.5%
State of Israel, 5.50%, 11/9/16 **                                 100,000                            98,333
                                                                                                      ------

KOREA - 1.3%
Citibank Korea Inc., 4.68%, 6/18/13,                               250,000                           247,892
Callable 6/18/08 @ 100 (a)                                                                           -------


NETHERLANDS - 0.5%
ING Bank NV, 1.41%, 1/1/14 (b) **                                  200,000                            84,656
                                                                                                      ------

UNITED KINGDOM - 1.0%
Granite Master Issuer plc Series 2005-4,                           200,000                           200,077
                                                                                                     -------
Class A3, 5.445%, 12/20/54 (a)

TOTAL FOREIGN BONDS (COST $1,743,027)                                                              1,745,592
                                                                                                   ---------

COMMERCIAL MORTGAGE BACKED SECURITIES - 8.1%
Bear Stearns Commercial Mortgage                                   200,000                           200,040
Securities Series 2006-T24, Class A4,
5.54%, 10/12/41

Citigroup/Deutsche Bank Commercial                                 200,000                           200,717
Mortgage Series 2006-CD3, Class A2,
5.56%, 10/15/48

Commercial Mortgage Pass-Through                                   131,329                           131,362
Certificate Series 2005-FL11, Class A1,
5.47%, 11/15/17 (a) (b)

Commercial Mortgage Pass-Through                                   364,319                           364,317
Certificate Series 2006-FL12, Class A2,
5.42%, 12/15/20 (a) (b)


GMAC Commercial Mortgage                                           210,185                           216,701
Securities, Inc. Series 1999-C3, Class A2,
7.18%, 8/15/36

LB-UBS Commercial Mortgage Trust                                   100,000                            99,561
Series 2006-C7, Class A2, 5.30%, 11/15/38

LB-UBS Commercial Mortgage Trust                                   200,000                           197,842
Series 2006-C6, Class A4, 5.37%, 9/15/39

Morgan Stanley Capital I Series                                    180,000                           177,345
2006-HQ10, Class A4, 5.33%, 11/12/41                                                                 -------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $1,598,511)                                      1,587,885
                                                                                                   ---------

INVESTMENT COMPANIES - 1.7%
HSBC Investor Money Market Fund                                    338,282                           338,282
Class I Shares, 5.23% (d) *                                                                          -------

TOTAL INVESTMENT COMPANIES (COST $338,282)                                                           338,282
                                                                                                     -------

TOTAL INVESTMENTS (COST $23,699,843) - 121.3%                                                     23,613,268
                                                                                                  ==========

------------
Percentages indicated are based on net assets at January 31, 2007.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2007. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Discount note. Rate presented represents the effective yield at the time of purchase.

(d) Variable rate security. The rates presented represent the annualized one day yield in effect on January 31, 2007.

*    Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

TBA - Security was traded on a "to be announced" basis. Represents 22.41% of net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                     SHARES                        VALUE ($)
                                                                    -------                        ---------
COMMON STOCKS - 96.2%
AEROSPACE & DEFENSE - 3.5%
General Dynamics Corp.                                              17,150                         1,340,273
The Boeing Co.                                                      12,150                         1,088,154
                                                                                                   ---------
                                                                                                   2,428,427
                                                                                                   ---------
BIOTECHNOLOGY - 3.1%
Gilead Sciences, Inc. (a)                                           33,400                         2,148,288
                                                                                                   ---------

BUSINESS SERVICES - 2.1%
Paychex, Inc.                                                       36,400                         1,456,364
                                                                                                   ---------

CABLE TV - 1.3%
Comcast Corp., Class A (a)                                          20,500                           908,560
                                                                                                     -------

CHEMICALS - 3.7%
Monsanto Co.                                                        46,250                         2,547,913
                                                                                                   ---------

COMPUTER SOFTWARE - 9.9%
Adobe Systems, Inc. (a)                                             52,900                         2,056,223
Automatic Data Processing, Inc.                                     13,900                           663,308
Electronic Arts, Inc. (a)                                           34,900                         1,745,000
Microsoft Corp.                                                     76,950                         2,374,676
                                                                                                   ---------
                                                                                                   6,839,207
                                                                                                   ---------
COMPUTERS - 5.6%
Apple Computer, Inc. (a)                                            25,750                         2,207,547
Research In Motion Ltd. (a)                                         12,750                         1,629,195
                                                                                                   ---------
                                                                                                   3,836,742
                                                                                                   ---------
CONSUMER PRODUCTS - 11.3%
Colgate-Palmolive Co.                                               41,150                         2,810,544
Harman International Industries, Inc.                                4,400                           416,108
PepsiCo, Inc.                                                       34,650                         2,260,566
The Procter & Gamble Co.                                            34,850                         2,260,720
                                                                                                   ---------
                                                                                                   7,747,938
                                                                                                   ---------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.9%
General Electric Co.                                                36,962                         1,332,480
                                                                                                   ---------

ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.6%
Broadcom Corp., Class A (a)                                         29,900                           954,408
Emerson Electric Co.                                                11,750                           528,398
Microchip Technology, Inc.                                          29,500                         1,025,420
                                                                                                   ---------
                                                                                                   2,508,226
                                                                                                   ---------
FARM MACHINERY AND EQUIPMENT - 0.8%
Deere & Company                                                      5,400                           541,512
                                                                                                     -------

FINANCIAL SERVICES - 9.2%
Goldman Sachs Group, Inc.                                            7,900                         1,676,064
Nymex Holdings, Inc. (a)                                             1,650                           212,570
The Chicago Mercantile Exchange Holdings, Inc.                       4,350                         2,450,354
UBS AG-ADR                                                          32,400                         2,041,524
                                                                                                   ---------
                                                                                                   6,380,512
                                                                                                   ---------
GAMING - 1.9%
International Game Technology                                       29,800                         1,295,108
                                                                                                   ---------

HEALTH CARE - 4.9%
Baxter International, Inc.                                          27,900                         1,385,514
DENTSPLY International, Inc.                                        19,750                           609,090
Medtronic, Inc.                                                     19,850                         1,060,983
Zimmer Holdings, Inc. (a)                                            4,300                           362,146
                                                                                                     -------
                                                                                                   3,417,733
                                                                                                   ---------
HOTELS & LODGING - 2.0%
Las Vegas Sands Corp. (a)                                           13,400                         1,394,538
                                                                                                   ---------

INSURANCE - 0.5%
AFLAC, Inc.                                                          7,500                           357,075
                                                                                                     -------

INTERNET RELATED - 3.1%
Google, Inc., Class A (a)                                            4,250                         2,130,525
                                                                                                   ---------

MOTOR VEHICLES - 0.4%
Harley-Davidson, Inc.                                                4,550                           310,629
                                                                                                     -------

OIL & GAS - 4.5%
Schlumberger Ltd.                                                   21,650                         1,374,559
Smith International, Inc.                                           43,350                         1,720,128
                                                                                                   ---------
                                                                                                   3,094,687
                                                                                                   ---------
PHARMACEUTICALS - 12.6%
Abbott Laboratories                                                 26,000                         1,378,000
Alcon, Inc. ADR                                                      6,600                           777,216
Allergan, Inc.                                                       8,800                         1,027,048
Genentech, Inc. (a)                                                 23,179                         2,025,149
Johnson & Johnson                                                   30,750                         2,054,099
Roche Holdings Ltd. ADR                                              6,900                           646,149
Schering-Plough Corp.                                               29,550                           738,750
                                                                                                     -------
                                                                                                   8,646,411
                                                                                                   ---------
RETAIL - 3.9%
Kohl's Corp. (a)                                                    14,350                         1,017,559
Target Corp.                                                        16,300                         1,000,168
Walgreen Co.                                                        15,067                           682,535
                                                                                                     -------
                                                                                                   2,700,262
                                                                                                   ---------
TELECOMMUNICATIONS - 5.4%
Cisco Systems, Inc. (a)                                            116,850                         3,107,042
QUALCOMM, Inc.                                                      16,750                           630,805
                                                                                                     -------
                                                                                                   3,737,847
                                                                                                   ---------
TRANSPORTATION - 1.0%
Expeditors International of Washington, Inc.                        15,550                           663,830
                                                                                                     -------
TOTAL COMMON STOCK (COST $59,295,323)                                                             66,424,814
                                                                                                  ----------

INVESTMENT COMPANIES - 3.5%
HSBC Investor Money Market Fund                                  2,421,123                         2,421,123
Class I Shares, 5.23% (b)*                                                                         ---------

TOTAL INVESTMENT COMPANIES (COST $2,421,123)                                                       2,421,123
                                                                                                   ---------

TOTAL INVESTMENTS (COST $61,716,446) - 99.7%                                                      68,845,937
                                                                                                  ==========

------------
Percentages indicated are based on net assets at January 31, 2007.

(a)  Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

*    Investment in affiliate.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                  SHARES OR
                                                                  PRINCIPAl
                                                                  AMOUNT ($)                       VALUE ($)
                                                                  ----------                       ---------
COMMON STOCKS - 97.7%
AUSTRALIA - 4.0%
Coles Myer, Ltd.                                                   148,900                         1,649,667
Macquarie Airports                                                 966,900                         2,673,423
National Australia Bank Ltd.                                        96,400                         3,033,640
QBE Insurance Group Ltd.                                           154,900                         3,716,734
Zinifex Ltd.                                                       235,900                         3,059,800
                                                                                                   ---------
                                                                                                  14,133,264
                                                                                                  ----------
AUSTRIA - 1.7%
Omv AG                                                              49,300                         2,663,624
Voestalpine AG                                                      59,600                         3,475,537
                                                                                                   ---------
                                                                                                   6,139,161
                                                                                                   ---------
BELGIUM - 1.3%
Fortis                                                             106,100                         4,466,839
                                                                                                   ---------

BRAZIL - 1.6%
Gerdau SA ADR                                                       75,150                         1,270,035
Petroleo Brasileiro SA ADR                                          27,700                         2,456,990
Unibanco ADR                                                         8,100                           768,123
Usinas Siderurgicas de Minas Gerais SA                              30,200                         1,141,234
                                                                                                   ---------
                                                                                                   5,636,382
                                                                                                   ---------
CANADA - 2.4%
EnCana Corp.                                                        59,500                         2,854,888
Gerdau Ameristeel Corp.                                            161,000                         1,628,474
ING Canada, Inc.                                                         1                                36
IPSCO, Inc.                                                         16,449                         1,663,537
Nexen, Inc.                                                             17                             1,048
Teck Cominco, Ltd., B shares                                        32,300                         2,381,936
                                                                                                   ---------
                                                                                                   8,529,919
                                                                                                   ---------
CHINA - 0.3%
China Petroleum & Chemical Corp.                                   592,000                           494,432
China Telecom Corp., Ltd.                                        1,264,000                           610,666
                                                                                                     -------
                                                                                                   1,105,098
                                                                                                   ---------
DENMARK - 1.3%
BASF AG                                                             48,300                         4,669,383
                                                                                                   ---------

FINLAND - 0.3%
Nokia Oyj                                                           52,100                         1,152,229
                                                                                                   ---------

FRANCE - 13.7%
Air France-KLM                                                      28,700                         1,294,187
BNP Paribas SA                                                      64,580                         7,231,970
Credit Agricole SA                                                  98,989                         4,261,756
France Telecom SA                                                  107,200                         2,979,780
Lagardere S.C.A.                                                    34,800                         2,748,342
Michelin, B Shares                                                  20,900                         1,918,864
Renault SA                                                          62,300                         7,740,563
Sanofi-Aventis                                                      68,900                         6,071,046
Societe Generale                                                    35,385                         6,280,667
Total SA                                                           110,600                         7,516,797
                                                                                                   ---------
                                                                                                  48,043,972
                                                                                                  ----------
GERMANY - 8.0%
Allianz AG                                                           9,300                         1,862,773
Continental AG                                                      24,900                         3,024,943


DaimlerChrysler AG                                                  23,300                         1,457,225
Deutsche Lufthansa AG                                              162,600                         4,560,508
E.ON AG (a)                                                         41,000                         5,584,360
Muenchener                                                          43,400                         6,867,958
Rueckversicherungs-Gesellschaft AG
RWE AG                                                              44,500                         4,668,507
                                                                                                   ---------
                                                                                                  28,026,274
                                                                                                  ----------
GREECE - 0.5%
Public Power Corp.                                                  61,000                         1,767,266
                                                                                                   ---------

HONG KONG - 0.6%
China Netcom Group Corp., Ltd.                                     462,000                         1,155,898
Sino Land Co., Ltd.                                                406,695                           918,272
                                                                                                     -------
                                                                                                   2,074,170
                                                                                                   ---------
HUNGARY - 0.3%
Mol Magyar OLAJ-ES Gazipari Rt. GDR                                  9,600                           986,400
                                                                                                     -------

INDIA - 0.3%
State Bank of India GDR                                             17,600                         1,142,240
                                                                                                   ---------

ISRAEL - 0.4%
Bank Hapoalim BM                                                   286,600                         1,344,039
                                                                                                   ---------

ITALY - 4.4%
Buzzi Unicem SpA                                                    91,400                         2,599,101
ENI SpA                                                            210,800                         6,793,441
Fondiaria-SAI SpA                                                   60,800                         2,758,299
Fondiaria-SAI SpA-RNC                                               18,700                           625,758
Italcementi SpA                                                     91,700                         2,708,037
                                                                                                   ---------
                                                                                                  15,484,636
                                                                                                  ----------
JAPAN - 20.6%
Alps Electric Co., Ltd.                                             55,000                           581,110
Canon, Inc.                                                         32,250                         1,702,205
EDION Corp.                                                         67,800                           957,587
Honda Motor Co., Ltd.                                               47,000                         1,847,426
Isuzu Motors, Ltd.                                                 342,000                         1,720,591
Japan Tobacco, Inc.                                                  1,200                         5,764,753
JFE Holdings, Inc.                                                 140,100                         7,793,803
Mitsubishi Corp.                                                   129,000                         2,622,435
Mitsui Chemicals, Inc.                                             417,000                         3,382,949
Mitsui O.S.K. Lines, Ltd.                                          451,000                         4,701,569
Nippon Mining Holdings, Inc.                                       360,000                         2,604,333
Nippon Telegraph & Telephone Corp.                                     881                         4,408,534
Nissan Motor Co., Ltd.                                             225,100                         2,816,233
ORIX Corp.                                                          21,300                         6,148,204
Sharp Corp.                                                        216,000                         3,690,604
Sony Corp.                                                          12,510                           577,903
Sumitomo Heavy Industries, Ltd.                                    163,000                         1,702,877
Sumitomo Mitsui Financial Group, Inc.                                  598                         6,112,359
The Tokyo Electric Power Co., Inc.                                  90,600                         3,090,820
Toshiba Corp.                                                      281,000                         1,799,104
Toyota Motor Corp.                                                 105,900                         6,971,678
UNY Co., Ltd.                                                       90,000                         1,172,824
                                                                                                   ---------
                                                                                                  72,169,901
                                                                                                  ----------
NETHERLANDS - 8.4%
ABN AMRO Holding NV                                                 97,283                         3,124,542
Buhrmann NV                                                        107,400                         1,612,634
European Aeronautic Defence and Space Co.                          125,160                         4,183,249
ING Groep NV                                                       216,068                         9,491,843
Mittal Steel Co. NV                                                107,652                         5,033,486
Royal Dutch Shell plc, A Shares                                     99,087                         3,359,857
Wolters Kluwer NV                                                   89,700                         2,695,881
                                                                                                   ---------
                                                                                                  29,501,492
                                                                                                  ----------


SOUTH AFRICA - 0.8%
Sanlam, Ltd.                                                       554,040                         1,442,974
Standard Bank Group, Ltd.                                           59,000                           814,180
Tiger Brands, Ltd.                                                  20,800                           498,571
                                                                                                     -------
                                                                                                   2,755,725
                                                                                                   ---------
SOUTH KOREA - 1.5%
Honam Petrochemical Corp. (a)                                        8,100                           655,343
Hyundai Motors Co., Second Preferred                                15,950                           657,554
Industrial Bank of Korea GDR (a)                                    88,300                         1,558,494
Kookmin Bank ADR (a)                                                14,600                         1,161,138
LG.Philips LCD Co., Ltd. (a)                                        13,600                           381,973
POSCO ADR                                                           11,400                         1,005,252
                                                                                                   ---------
                                                                                                   5,419,754
                                                                                                   ---------
SPAIN - 1.3%
Repsol YPF SA                                                      141,100                         4,653,694
                                                                                                   ---------

SWEDEN - 1.3%
Electrolux AB, B Shares                                            118,500                         2,257,635
Svenska Cellusoa AB, B Shares                                       44,800                         2,403,286
                                                                                                   ---------
                                                                                                   4,660,921
                                                                                                   ---------
SWITZERLAND - 2.0%
Credit Suisse Group                                                 81,100                         5,752,788
Novartis AG                                                         24,830                         1,432,032
                                                                                                   ---------
                                                                                                   7,184,820
                                                                                                   ---------
TAIWAN - 1.1%
China Steel Corp. GDR                                               37,746                           767,376
Gigabyte Technology Co., Ltd.                                       11,112                             8,329
Siliconware Precision Industries Co.                               694,000                         1,182,043
Taiwan Semiconductor Manufacturing Co., Ltd.                       505,870                         1,043,780
United Microelectronics Corp.                                    1,570,000                           989,365
                                                                                                     -------
                                                                                                   3,990,893
                                                                                                   ---------
THAILAND - 0.2%
PTT Public Company Ltd. plc                                        121,400                           701,655
                                                                                                     -------

UNITED KINGDOM - 19.4%
AstraZeneca plc                                                     81,300                         4,551,106
Aviva plc                                                          346,270                         5,601,486
Barclays plc                                                       410,200                         5,984,347
BP Amoco plc                                                       125,000                         1,321,964
British Aerospace plc                                              485,500                         4,001,142
British American Tobacco plc                                        75,900                         2,310,590
British Energy Group plc (a)                                       277,000                         2,387,492
Friends Provident plc                                              782,500                         3,346,280
George Wimpey plc                                                  167,400                         1,783,471
Glaxosmithkline plc                                                 36,300                           980,054
HBOS plc                                                           260,121                         5,692,123
Punch Taverns plc                                                   91,000                         2,054,492
Royal & Sun Alliance Insurance Group plc                           762,188                         2,415,904
Royal Bank of Scotland Group plc                                   175,100                         7,052,764
Royal Dutch Shell plc, B Shares                                     45,973                         1,544,583
Sainsbury plc                                                      410,062                         3,503,206
Taylor Woodrow plc                                                 235,300                         1,889,233
Vodafone Group plc                                               2,512,958                         7,352,437
Xstrata plc                                                         96,000                         4,509,435
                                                                                                   ---------
                                                                                                  68,282,109
                                                                                                  ----------
TOTAL COMMON STOCKS (COST $249,984,349)                                                          344,022,236
                                                                                                 -----------

REPURCHASE AGREEMENTS - 2.2%
Investors Bank & Trust, 3.46%,                                   7,626,881                         7,626,881
purchased on 1/31/07, due 2/1/07 with a                                                            ---------
maturity value of $7,627,614.35
(Collateralized fully by various U.S.
Government Obligations)

TOTAL REPURCHASE AGREEMENTS (COST $7,626,881)                                                      7,626,881
                                                                                                   ---------

RIGHTS & WARRANTS - 0.0%
UNITED KINGDOM - 0.0%
TI Automotive Ltd., Class A (b)                                    190,000                                 0
                                                                                                           -
TOTAL RIGHTS & WARRANTS (COST $0)                                                                          0
                                                                                                           -

TOTAL INVESTMENTS (COST $257,611,230) - 99.9%                                                    351,649,117
                                                                                                 ===========


------------
Percentages indicated are based on net assets at January 31, 2007.

(a)  Represents non-income producing security.
(b)  Illiquid security, represents
     0.00% of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2007

INDUSTRY                                    PERCENT OF NET ASSETS
--------                                    ---------------------
Aerospace & Defense                                  2.3%
Automotive                                           8.0%
Banking & Financial Services                        23.0%
Building & Construction                              3.2%
Chemicals                                            2.5%
Computer Related                                     0.0%
Distribution/Wholesale                               0.5%
Drugs - Medical                                      3.7%
Electrical                                           6.0%
Electronic Components & Semiconductors               1.9%
Food & Beverage                                      1.1%
Insurance                                            8.1%
Manufacturing                                        2.4%
Metals & Mining                                      9.6%
Oil & Gas                                           10.8%
Publishing                                           1.5%
Real Estate                                          0.3%
Repurchase Agreement                                 2.2%
Retail                                               1.7%
Telecommunications                                   5.0%
Tobacco                                              2.3%
Transportation Services                              3.8%
                                                     ----
Total Investments                                   99.9%

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)


                                                                   SHARES                          VALUE ($)
                                                                  --------                         ---------
COMMON STOCKS - 97.8%
ADVERTISING - 1.7%
Monster Worldwide, Inc. (a)                                         75,000                         3,705,750
                                                                                                   ---------

AEROSPACE & DEFENSE - 2.1%
Esterline Technologies Corp. (a)                                    51,900                         2,074,443
Hexcel Corp. (a)                                                   140,600                         2,705,144
                                                                                                   ---------
                                                                                                   4,779,587
                                                                                                   ---------
BANKING - 2.0%
East West Bancorp, Inc.                                            115,800                         4,446,720
                                                                                                   ---------

BIOTECHNOLOGY - 1.5%
Invitrogen Corp. (a)                                                54,400                         3,330,912
                                                                                                   ---------

CASINOS & GAMBLING - 2.3%
Pinnacle Entertainment, Inc. (a)                                    66,600                         2,299,698
Station Casinos, Inc.                                               33,500                         2,787,200
                                                                                                   ---------
                                                                                                   5,086,898
                                                                                                   ---------
COMMERCIAL SERVICES - 5.0%
Alliance Data Systems Corp. (a)                                     53,800                         3,654,634
Schawk, Inc., Class A                                              131,100                         2,329,647
Sotheby's Holdings, Inc.                                           138,600                         5,139,288
                                                                                                   ---------
                                                                                                  11,123,569
                                                                                                  ----------
COMPUTER SOFTWARE - 10.8%
Business Objects S.A. ADR (a)                                       59,400                         2,235,816
CheckFree Corp. (a)                                                 81,800                         3,388,974
Citrix Systems, Inc. (a)                                            77,000                         2,438,590
Red Hat, Inc. (a)                                                  128,400                         2,918,532
Satyam Computer Services Ltd. ADR                                  113,500                         2,642,280
Sina Corp. (a)                                                      85,600                         3,061,912
SRA International, Inc., Class A (a)                               110,100                         2,785,530
Transaction Systems Architects, Inc.,                              128,300                         4,638,045
Class A (a)                                                                                        ---------

                                                                                                  24,109,679
                                                                                                  ----------
CONSUMER PRODUCTS - 1.3%
Jarden Corp. (a)                                                    80,000                         2,933,600
                                                                                                   ---------

DIVERSIFIED MANUFACTURING OPERATIONS -7.3%
Actuant Corp., Class A                                              35,700                         1,777,503
AMETEK, Inc.                                                       202,500                         7,018,650
IDEX Corp.                                                         116,700                         6,056,730
Volcano Corp. (a)                                                   74,400                         1,438,896
                                                                                                   ---------
                                                                                                  16,291,779
                                                                                                  ----------
EDUCATION - 0.9%
Corinthian Colleges, Inc. (a)                                      161,079                         2,103,692
                                                                                                   ---------

ELECTRONIC COMPONENTS & SEMICONDUCTORS - 8.7%
Atmel Corp. (a)                                                    559,200                         3,344,016
ATMI, Inc. (a)                                                      88,300                         2,952,752
Cognos, Inc. (a)                                                   166,000                         7,159,580
Silicon Laboratories Inc. (a)                                       83,500                         2,681,185
Varian Semiconductor Equipment                                      78,950                         3,248,793
Associates, Inc. (a)                                                                               ---------
                                                                                                  19,386,326
                                                                                                  ----------


ENVIRONMENTAL SERVICES - 1.1%
Waste Connections, Inc. (a)                                         54,300                         2,365,851
                                                                                                   ---------

FINANCIAL SERVICES - 5.6%
Affiliated Managers Group, Inc. (a)                                 51,400                         5,725,960
eFunds Corp. (a)                                                   167,900                         4,486,288
Jefferies Group, Inc.                                               76,800                         2,262,528
                                                                                                   ---------
                                                                                                  12,474,776
                                                                                                  ----------
HEALTH CARE - 12.7%
Charles River Laboratories International,                           71,500                         3,217,500
Inc. (a)
CYTYC Corp. (a)                                                    125,600                         3,632,352
Manor Care, Inc.                                                    78,000                         4,152,720
Omnicare, Inc.                                                     100,500                         4,039,095
Pediatrix Medical Group, Inc. (a)                                   67,500                         3,546,450
Respironics, Inc. (a)                                              183,300                         7,808,580
Ventana Medical Systems (a)                                         52,800                         2,222,880
                                                                                                   ---------
                                                                                                  28,619,577
                                                                                                  ----------
HOTELS & LODGING - 1.0%
Strategic Hotels and Resorts, Inc.                                 104,500                         2,248,840
                                                                                                   ---------

MEDIA - 3.1%
Dreamworks Animation SKG, Inc. (a)                                  82,300                         2,319,214
Meredith Corp.                                                      76,600                         4,516,336
                                                                                                   ---------
                                                                                                   6,835,550
                                                                                                   ---------
OIL & GAS - 8.2%
Chesapeake Energy Corp.                                             89,200                         2,641,212
Consol Energy, Inc.                                                 74,200                         2,554,706
Denbury Resources, Inc. (a)                                        140,800                         3,900,160
Grant Prideco, Inc. (a)                                             74,500                         2,918,910
Massey Energy Co.                                                  128,000                         3,032,320
Smith International, Inc.                                           79,900                         3,170,432
                                                                                                   ---------
                                                                                                  18,217,740
                                                                                                  ----------
PHARMACEUTICALS - 9.8%
Alexion Pharmaceuticals, Inc. (a)                                   73,204                         3,043,090
Elan Corp. PLC ADR (a)                                             536,300                         6,676,935
MGI Pharma, Inc. (a)                                               183,900                         3,534,558
OSI Pharmaceuticals, Inc. (a)                                      187,300                         6,371,946
Santarus, Inc. (a)                                                 331,900                         2,310,024
                                                                                                   ---------
                                                                                                  21,936,553
                                                                                                  ----------
PUBLISHING - 2.0%
Dow Jones & Co., Inc.                                              117,300                         4,423,383
                                                                                                   ---------

REAL ESTATE - 0.4%
Northstar Realty Finance Corp.                                      53,400                           942,510
                                                                                                     -------

RETAIL - 5.2%
Dick's Sporting Goods, Inc. (a)                                     67,900                         3,496,171
P.F. Chang's China Bistro, Inc. (a)                                 33,500                         1,326,935
PETsMART, Inc.                                                     145,800                         4,452,732
Rite Aid Corp. (a)                                                 393,200                         2,422,112
                                                                                                   ---------
                                                                                                  11,697,950
                                                                                                  ----------
TELECOMMUNICATIONS - 3.1%
Comverse Technology, Inc. (a)                                      101,200                         1,958,220
Polycom, Inc. (a)                                                  145,200                         4,881,624
                                                                                                   ---------
                                                                                                   6,839,844
                                                                                                   ---------


TRANSPORTATION - 2.0%
J.B. Hunt Transport Services, Inc.                                 181,400                         4,558,582
                                                                                                   ---------
TOTAL COMMON STOCKS (COST $178,953,390)                                                          218,459,668
                                                                                                 -----------

INVESTMENT COMPANIES -1.6%
HSBC Investor Money Market Fund                                  3,661,519                         3,661,519
Class I Shares, 5.23% (b) *                                                                        ---------

TOTAL INVESTMENT COMPANIES (COST $3,661,519)                                                       3,661,519
                                                                                                   ---------

TOTAL INVESTMENTS (COST $182,614,909) - 99.4%                                                    222,121,187
                                                                                                 ===========

------------
Percentages indicated are based on net assets at January 31, 2007.

(a)  Represents non-income producing security

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

*    Investment in affiliate

ADR - American Depository Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR VALUE PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)


                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 3.7%
Lockheed Martin Corp.                                               12,500                         1,214,875
Raytheon Co.                                                        28,300                         1,468,770
                                                                                                   ---------
                                                                                                   2,683,645
                                                                                                   ---------
BANKING - 4.6%
Bank of America Corp.                                               29,100                         1,530,078
Wells Fargo & Co.                                                   50,700                         1,821,144
                                                                                                   ---------
                                                                                                   3,351,222
                                                                                                   ---------
BUSINESS SERVICES - 2.7%
Pitney Bowes, Inc.                                                  42,100                         2,015,327
                                                                                                   ---------

COMPUTER SOFTWARE - 6.8%
CA, Inc.                                                           123,600                         3,034,380
Microsoft Corp.                                                     64,500                         1,990,470
                                                                                                   ---------
                                                                                                   5,024,850
                                                                                                   ---------
CONGLOMERATES - 2.3%
Loews Corp.                                                         39,000                         1,694,940
                                                                                                   ---------

CONSUMER PRODUCTS - 6.7%
Altria Group, Inc.                                                  27,700                         2,420,703
Kimberly-Clark Corp.                                                21,000                         1,457,400
Tyson Foods, Inc., Class A                                          58,900                         1,045,475
                                                                                                   ---------
                                                                                                   4,923,578
                                                                                                   ---------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.7%
Ingersoll-Rand Co., Class A                                         29,800                         1,277,824
                                                                                                   ---------

ELECTRONIC COMPONENTS & SEMICONDUCTORS - 1.5%
Agilent Technologies, Inc. (a)                                      34,164                         1,093,248
                                                                                                   ---------

FINANCIAL SERVICES - 19.9%
Citigroup, Inc.                                                     46,707                         2,574,957
Countrywide Financial Corp.                                         76,600                         3,330,568
Fannie Mae                                                          56,000                         3,165,680
Genworth Financial, Inc., Class A                                   66,900                         2,334,810
J.P. Morgan Chase & Co.                                             39,950                         2,034,654
MGIC Investment Corp.                                               18,400                         1,135,648
                                                                                                   ---------
                                                                                                  14,576,317
                                                                                                  ----------
INSURANCE - 9.8%
Aetna, Inc.                                                         28,100                         1,184,696
AON Corp.                                                           54,400                         1,950,784
Radian Group, Inc.                                                  24,100                         1,451,302
The Hartford Financial Services Group, Inc.                         27,100                         2,572,061
                                                                                                   ---------
                                                                                                   7,158,843
                                                                                                   ---------
MEDIA - 11.2%
CBS Corp., Class B                                                  34,350                         1,070,690
Clear Channel Communications, Inc.                                  38,800                         1,409,216
Comcast Corp., Special Class A (a)                                  32,300                         1,403,758
Liberty Media Capital Group, Class A (a)                             5,017                           513,239
Liberty Media Interactive Group, Class A (a)                        37,087                           903,810
Viacom Inc., Class B (a)                                            71,800                         2,920,106
                                                                                                   ---------
                                                                                                   8,220,819
                                                                                                   ---------
METALS & MINING - 6.2%
Barrick Gold Corp.                                                  68,800                         2,037,856


POSCO ADR                                                            8,800                           775,984
Rio Tinto PLC ADR                                                    3,900                           843,219
United States Steel Corp.                                           10,900                           910,041
                                                                                                     -------
                                                                                                   4,567,100
                                                                                                   ---------
OIL & GAS - 9.5%
Apache Corp.                                                        26,500                         1,933,705
ConocoPhillips                                                      23,471                         1,558,709
Noble Energy, Inc.                                                  65,500                         3,498,355
                                                                                                   ---------
                                                                                                   6,990,769
                                                                                                   ---------
PAPER PRODUCTS - 1.6%
International Paper Co.                                             34,100                         1,149,170
                                                                                                   ---------

TELECOMMUNICATIONS - 6.6%
AT&T, Inc.                                                          51,791                         1,948,895
Motorola, Inc.                                                     105,600                         2,096,160
Sprint Nextel Corp.                                                 45,600                           813,048
                                                                                                     -------
                                                                                                   4,858,103
                                                                                                   ---------
TRANSPORTATION - 2.1%
Union Pacific Corp.                                                 15,300                         1,545,300
                                                                                                   ---------
TOTAL COMMON STOCKS (COST $56,487,077)                                                            71,131,055
                                                                                                  ----------

INVESTMENT COMPANIES - 2.9%
INVESTMENT COMPANIES - 2.9%
HSBC Investor Money Market Fund                                  2,132,344                         2,132,344
Class I Shares, 5.23% (b)*                                                                         ---------

TOTAL INVESTMENT COMPANIES (COST $2,132,344)                                                       2,132,344
                                                                                                   ---------

WARRANTS - 0.1%
AEROSPACE & DEFENSE - 0.1%
Raytheon Co., 37.5 strike price, expires 6/16/11 (a)                 4,833                            79,986
                                                                                                      ------
TOTAL WARRANTS (COST $0)                                                                              79,986
                                                                                                      ------

TOTAL INVESTMENTS (COST $58,619,421) - 99.9%                                                      73,343,385
                                                                                                  ==========

------------
Percentages indicated are based on net assets at January 31, 2007.

(a)  Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

*    Investment in Affiliate

ADR - American Depository Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)         JANUARY 31, 2007

     1.   ORGANIZATION:

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a "Portfolio," collectively the "Portfolios"):


         PORTFOLIO                                                     SHORT NAME
         ---------                                                     ----------
         HSBC Investor Core Plus Fixed Income Portfolio                Core Plus Fixed Income Portfolio
         HSBC Investor High Yield Fixed Income Portfolio               High Yield Fixed Income Portfolio
         HSBC Investor Intermediate Duration Fixed Income Portfolio    Intermediate Duration Fixed Income Portfolio
         HSBC Investor Growth Portfolio                                Growth Portfolio
         HSBC Investor International Equity Portfolio                  International Equity Portfolio
         HSBC Investor Small Cap Equity Portfolio                      Small Cap Equity Portfolio
         HSBC Investor Value Portfolio                                 Value Portfolio

The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest their assets in the Portfolios. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Schedules of Portfolio Investments for all other funds of the HSBC Investor Family of Funds are published separately.


     2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt Portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

SECURITIES TRANSACTIONS:

During the period, security transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, changes in holdings are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

FUTURES CONTRACTS:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Core Plus Fixed Income Portfolio, The High Yield Fixed Income Portfolio, and The Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. Each Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. Each Portfolio may also be compensated by receipt of a commitment fee.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and maybe deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At January 31, 2007, the Core Plus Fixed Income Portfolio held illiquid securities representing 0.03% of net assets.

The illiquid securities held as of January 31, 2007 are identified below:

                                       ACQUISITION     ACQUISITION       PRINCIPAL
          SECURITY NAME                    DATE          COST ($)        AMOUNT ($)      VALUE ($)
          --------------                   ----          --------        ----------      ---------
CORE PLUS FIXED INCOME PORTFOLIO
FHA Weyerhauser, 7.43%, 1/1/24          3/28/2002        32,250           33,721         33,721


FEDERAL INCOME TAX INFORMATION:

As of January 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purpose, were as follows:

                                                                                                      NET UNREALIZED
                                                               TAX UNREALIZED     TAX UNREALIZED       APPRECIATION
FUND NAME                                     TAX COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
---------                                     --------          ------------      -------------       -------------
Core Plus Fixed Income Portfolio            $142,862,735            $112,428          $(815,488)         $(703,060)
High Yield Fixed Income Portfolio             10,911,009             361,217            (62,339)           298,878
Intermediate Duration Fixed Income            23,714,628              22,446           (123,806)          (101,360)
Portfolio
Growth Portfolio                              61,863,722           7,460,766           (478,551)         6,982,215
International Equity Portfolio               257,913,826          95,663,642         (1,928.351)        93,735,291
Small Cap Equity Portfolio                   183,557,578          42,451,738         (3,888,129)        38,563,609
Value Portfolio                               58,296,866          15,912,506           (865,987)        15,046,519

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S
     DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC INVESTOR PORTFOLIOS

By          /s/  Richard A. Fabietti
         -------------------------------
         Richard A. Fabietti
         President

Date     3/28/07

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/  Richard A. Fabietti
         -------------------------------
         Richard A. Fabietti
         President

Date     3/28/07


By      /s/ Troy A. Sheets
        -------------------
         Troy A. Sheets
         Treasurer

Date     3/28/07